Advances to Suppliers	6 Months Ended
Jun. 30, 2022
Disclosure Of Loans And Advances To Customers Text Block Abstract
ADVANCES TO SUPPLIERS
7.	ADVANCES TO SUPPLIERS

The Company purchases merchandise from overseas contract manufacturers to the Company’s specifications. Advances to suppliers is for Company funds advanced to the contract manufacturers to guarantee payment of the products produced. Management reviews quarterly the advances to suppliers to determine if these advances are for current products and not for legacy and or impaired products.